Document and Entity Information	6 Months Ended
Feb. 28, 2018
Document And Entity Information
Entity Registrant Name	UBI Blockchain Internet LTD-DE
Entity Central Index Key	0001500242
Document Type	POS AM
Document Period End Date	Feb. 28, 2018
Amendment Flag	true
Amendment Description	UBI Blockchain Internet, Ltd., (“the Company” or the “Registrant”) is filing this Post-Effective Amendment No.3 to the Registration Statement (“Registration Statement’) on Form S-1 (File No. 333-217792), originally filed on May 9, 2017, as amended, and declared effective by the U. S. Securities and Exchange Commission (the “SEC”) on December 22, 2017, to comply with certain obligations under Section 10 of the Securities Act of 1933, as amended. This Post-Effective Amendment No. 3 is being filed to update the most recent financials as of February 28, 2018 pursuant to Rule 8-08 of Regulation S-X. All related information as of the February 28, 2018 financials in this amended filing has been updated accordingly. This amended Post-Effective Amendment No. 3 does not attempt to modify or update any other disclosures set forth in Post-Effective Amendment No. 2 except as set forth above. Additionally, this Post-Effective Amendment No. 3 does not update or discuss any other Company developments after the date of the original filings. The information included in this filing amends this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid in the previous the Registration Statement.
Entity Filer Category	Smaller Reporting Company
Trading Symbol	UBIA